Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling General And Administrative Expense [Abstract]
Summary of Administrative Expenses

Administrative expenses are analysed as follows:

	2021	2020	2019
Labour costs	17,342	15,578	19,060
Professional services costs	3,690	4,409	4,761
Indirect taxes	3,617	2,354	2,261
Directors and audit committee fees	1,868	736	831
Office and software maintainance	1,784	1,502	1,385
Depreciation and amortisation	1,657	1,580	1,585
Travel expenses	1,388	868	2,226
Mail and Phone	519	523	622
Printing and Stationery	354	278	381
Government grants related to PPE	(54)	(49)	(163)
Other	1,137	1,665	1,077
Total	33,302	29,444	34,026